RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Amounts Due From and To Affiliates
Due from affiliates and Due to affiliates consisted of the following:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2023	2022

Due from Affiliates
Receivables related to share and cash-based compensation	$776	$782
Other transactions with related parties	34	—

	$810	$782

Due to Affiliates
Borrowings on short-term credit facility	$124	$—
Other transactions with related parties	44	3

	$168	$3

Due from affiliates and Due to affiliates consisted of the following:

AS AT DECEMBER 31, 2022 (MILLIONS)
Due from Affiliates
Receivables from affiliates related to compensation	$782

Due to Affiliates
Borrowings on short-term credit facility	3